SUBSEQUENT EVEN	2 Months Ended
Jun. 30, 2021
Subsequent Even
SUBSEQUENT EVEN

NOTE 10. SUBSEQUENT EVENTS (UNAUDITED)

Management of the Company evaluated events that have occurred after the balance sheet date of June 30, 2021 (unaudited) through the date these financial statements were issued. Based upon the review, management did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements.